(10) Monitoring Equipment: Schedule Of Monitoring Property And Equipment (Details) (USD $)	Dec. 31, 2013	Sep. 30, 2013
Details
Property Subject to or Available for Operating Lease, Gross	$ 2,839,092	$ 2,420,042
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(1,238,912)	(1,183,346)
Monitoring equipment, net of accumulated amortization of $1,238,912 and $1,183,346, respectively	$ 1,600,180	$ 1,236,696